UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/12

The following Form N-Q relates only to Dreyfus International Bond Fund and Dreyfus Global Equity Income Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2012 (Unaudited)

Common Stocks--92.0%	Shares	Value ($)
Australia--2.5%
AMP	255,389	1,076,232
WorleyParsons	26,306	721,254
		1,797,486
Brazil--2.2%
CCR	166,932	1,393,001
Transmissora Alianca de Energia Eletrica	5,499	190,528
		1,583,529
Canada--1.9%
Husky Energy	54,779	1,360,667
Denmark--1.9%
TDC	199,577	1,355,559
France--2.9%
Suez Environnement	68,089	748,716
Total	29,205	1,351,298
		2,100,014
Germany--6.2%
Bayer	28,736	2,188,948
Deutsche Post	77,653	1,398,774
Deutsche Telekom	79,262	894,982
		4,482,704
Hong Kong--4.3%
China Mobile	121,515	1,425,173
Hopewell Highway Infrastructure	623,000	298,055
Link REIT	319,582	1,401,187
		3,124,415
Luxembourg--.9%
SES	27,479	661,668
Netherlands--3.8%
Reed Elsevier	56,238	660,541
Royal Dutch Shell, Cl. A	20,443	696,995
Unilever	40,295	1,400,860
		2,758,396
Norway--3.8%
DNB	133,758	1,409,135
Statoil	56,906	1,358,558
		2,767,693
Poland--1.4%
Telekomunikacja Polska	216,568	1,020,981
Singapore--2.8%
Mapletree Logistics Trust	1,109,000	904,560
Parkway Life Real Estate Investment Trust	240,000	378,014
Singapore Technologies Engineering	271,000	718,660
		2,001,234
South Africa--2.7%
Gold Fields	40,651	526,291

MTN Group			78,076	1,405,558
				1,931,849
South Korea--.9%
Macquarie Korea Infrastructure Fund			126,060	686,814
Switzerland--7.7%
Nestle			14,188	872,672
Novartis			23,737	1,393,148
Roche Holding			12,611	2,238,540
Zurich Financial Services			4,703a	1,048,697
				5,553,057
Taiwan--2.9%
HTC			74,920	729,404
Taiwan Semiconductor Manufacturing			510,232	1,377,971
				2,107,375
United Kingdom--11.0%
Aberdeen Asset Management			258,604	1,047,277
BAE Systems			142,994	692,528
Cable & Wireless Communications			945,883	463,880
Centrica			158,552	788,012
GlaxoSmithKline			63,085	1,452,452
ICAP			156,000	778,753
SSE			81,563	1,679,035
Vodafone Group			369,287	1,057,223
				7,959,160
United States--32.3%
Abbott Laboratories			22,239	1,474,668
Annaly Capital Management			74,384b	1,296,513
AT&T			37,239	1,412,103
Clorox			18,823	1,368,620
ConocoPhillips			24,909	1,356,046
Lockheed Martin			15,490	1,382,792
Merck & Co.			34,821	1,538,044
Paychex			20,500	670,145
PDL BioPharma			69,401	471,233
Pfizer			60,981	1,465,983
Philip Morris International			41,025	3,751,326
Procter & Gamble			22,308	1,439,758
Reynolds American			82,828	3,832,452
Sysco			46,844	1,376,745
Wisconsin Energy			15,977	650,903
				23,487,331
Total Common Stocks
(cost $63,583,682)				66,739,932

Preferred Stocks--.9%
United Kingdom
AngloGold Ashanti Holdings Finance
Conv., Cum. $3
(cost $768,826)			15,668	642,231
	Coupon	Maturity	Principal
Bonds And Notes--1.8%	Rate (%)	Date	Amount ($)	Value ($)
United Kingdom

Standard Chartered,
Jr. Sub. Notes
(cost $1,301,620)	8.13	5/29/49	1,250,000	1,323,438

Other Investment--4.7%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,381,949)			3,381,949[c]	3,381,949
Total Investments (cost $69,036,077)			99.4%	72,087,550
Cash and Receivables (Net)			.6%	399,450
Net Assets			100.0%	72,487,000

REIT-- Real Estate Investment Trust
a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $3,051,472 of which $4,773,048 related to appreciated investment securities and $1,721,575 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	19.4
Financial	17.5
Health Care	13.8
Telecommunication Services	13.4
Industrial	8.1
Energy	7.6
Utilities	5.6
Money Market Investment	4.7
Materials	4.6
Information Technology	3.8
Consumer Discretionary	.9
99.4

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
8/2/2012	a	43,289	45,288	45,492	204

British Pound,
Expiring
8/16/2012	a	363,000	577,779	569,117	(8,662)

Euro,
Expiring:
8/1/2012	b	36,416	44,659	44,806	147
8/2/2012	b	21,128	25,967	25,996	29
8/16/2012	a	841,000	1,113,476	1,034,955	(78,521)

South African Rand,
Expiring
8/2/2012	a	183,744	22,220	22,203	(17)

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
1/15/2013	c	959,000	969,357	992,763	(23,406)
1/15/2013	d	364,000	374,409	376,815	(2,406)

Brazilian Real,
Expiring:
12/14/2012	c	696,000	337,504	332,162	5,342
12/14/2012	d	1,855,000	886,203	885,289	914

British Pound,
Expiring:
8/16/2012	b	328,000	515,443	514,244	1,199
8/16/2012	c	562,000	886,411	881,113	5,298
8/16/2012	d	563,000	886,592	882,680	3,912

Euro,
Expiring:
8/16/2012a	1,362,000	1,782,957	1,676,110	106,847
8/16/2012b	2,029,000	2,613,271	2,496,936	116,335

South African Rand,
Expiring:
12/14/2012c	5,730,000	660,768	679,684	(18,916)
12/14/2012d	1,816,000	217,943	215,411	2,532

Gross Unrealized Appreciation	242,759
Gross Unrealized Depreciation	(131,928)

Counterparties:

a	JPMorgan & Chase Co.
b	Royal Bank of Scotland
c	Barclays Capital
d	UBS

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,323,438	-	1,323,438
Equity Securities - Domestic+	23,487,331	-	-	23,487,331
Equity Securities - Foreign+	43,894,832	-	-	43,894,832
Mutual Funds	3,381,949	-	-	3,381,949
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++		242,759	-	242,759
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(131,928)	-	(131,928)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--97.3%		Rate (%)	Date	Amount ($) a		Value ($)
Australia--2.7%
FMG Resources (August 2006),
Gtd. Notes		6.38	2/1/16	3,180,000	b,c	3,211,800
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	9,770,000	a	10,547,754
Queensland Treasury,
Gov't Gtd. Notes, Ser. 15	AUD	6.00	10/14/15	5,150,000	a	5,862,223
Queensland Treasury,
Gov't Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	15,160,000	a	18,523,440
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.10	10/14/14	5,234,451	c,d	5,243,965
						43,389,182
Austria--.8%
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	9,180,000	c	13,228,015
Belgium--2.5%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		3.75	7/15/42	2,410,000		2,541,981
Anheuser-Busch InBev Worldwide,
Gtd. Notes		4.38	2/15/21	6,405,000		7,502,439
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000	a	320,665
Belgium Government,
Bonds, Ser. 61	EUR	4.25	9/28/21	11,450,000	a	16,171,431
Belgium Government,
Sr. Unscd. Notes, Ser. 65	EUR	4.25	9/28/22	9,825,000		13,862,154
						40,398,670
Brazil--1.1%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/13	13,200,000	a	6,563,135
Petrobras International Finance,
Gtd. Notes	EUR	5.88	3/7/22	5,135,000	a,b	7,109,038
Vale Overseas,
Gtd. Notes		6.25	1/23/17	3,750,000		4,318,001
						17,990,174
Canada--8.8%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	2,740,000	a,c	3,472,451
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	3,800,000	a,c	3,804,623
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	10,730,000	c	10,788,248
Canadian Capital Auto Receivables Asset Trust,
Ser. 2011-1A, Cl. A2	CAD	2.63	8/17/14	10,360,186	a,c	10,391,901
Canadian Government,
Bonds	CAD	3.25	6/1/21	12,435,000		14,080,683
Canadian Government,
Bonds	CAD	3.75	6/1/19	6,235,000	a	7,139,801
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	10,375,000	a	18,271,008
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	8,595,000	c	8,556,664
CNH Capital Canada Receivables Trust,

Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	11,595,000	c	11,664,372
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	5,110,000	a,c	5,111,529
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	8,400,000	a	8,412,815
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	6,270,000	a,c	6,286,943
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	2,290,000	a,c	2,317,950
Meg Energy,
Gtd. Notes		6.38	1/30/23	3,875,000	c	3,971,875
Province of Ontario Canada,
Bonds	CAD	4.40	3/8/16	18,145,000	a	19,832,032
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	3,190,000	a	3,841,074
Videotron,
Gtd. Notes		5.00	7/15/22	4,040,000		4,242,000
						142,185,969
Chile--1.4%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	6,062,000,000	a	13,819,225
CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	3,740,000	c	4,021,196
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	3,675,000	c	3,938,766
						21,779,187
China--.4%
CNOOC Finance (2012),
Gtd. Notes		3.88	5/2/22	2,700,000	c	2,918,457
Sinopec Group Overseas Development (2012),
Gtd. Notes		2.75	5/17/17	3,975,000	c	4,120,922
						7,039,379
France--7.0%
AXA,
Sub. Notes	EUR	5.25	4/16/40	7,000,000	d	7,271,692
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	4,450,000	a	5,494,469
French Government,
Bonds	EUR	3.25	10/25/21	40,400,000		54,937,021
French Government,
Bonds	EUR	4.25	4/25/19	12,675,000	a	18,404,545
French Government,
Bonds	EUR	4.50	4/25/41	15,720,000	a	24,606,827
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	1,100,000	a	1,531,695
						112,246,249
Germany--4.7%
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	2,100,000	a	2,791,235
German Government,
Sr. Unscd. Bonds	EUR	2.00	1/4/22	32,930,000	a	43,405,373
German Government,
Bonds, Ser. 00	EUR	5.50	1/4/31	5,640,000	a	10,741,378
German Government,
Bonds, Ser. 09	EUR	3.50	7/4/19	10,180,000	a	14,856,808
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000	a	42,759
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	2,545,000	a,c	3,350,579

						75,188,132
Hong Kong--.3%
Hutchison Whampoa International (11),
Gtd. Notes		3.50	1/13/17	4,600,000	c	4,863,939
Iceland--.3%
Iceland Government,
Unscd. Notes		5.88	5/11/22	4,950,000	c	5,060,959
Ireland--2.7%
Ardagh Packaging Finance,
Gtd. Notes	EUR	7.38	10/15/17	1,620,000		2,079,007
Bank of Ireland,
Gov't. Gtd. Notes	EUR	4.00	1/28/15	14,000,000		16,407,461
Irish Government,
Bonds	EUR	4.60	4/18/16	4,550,000	a	5,549,047
Irish Government,
Bonds	EUR	5.50	10/18/17	13,645,000		16,498,439
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	2,545,000	a,c	3,413,207
						43,947,161
Italy--4.6%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	1,950,000	c	1,921,684
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	27,225,000		32,566,693
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	12,655,000	a	14,401,762
Italian Government,
Treasury Bonds	EUR	5.00	9/1/40	6,500,000	a	6,424,982
Italian Government,
Treasury Bonds	EUR	5.50	9/1/22	12,150,000	a	14,408,859
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	2,100,000		2,142,000
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	1,100,000	a	1,514,877
						73,380,857
Japan--9.6%
Development Bank of Japan,
Gov't. Gtd. Notes	JPY	1.05	6/20/23	34,000,000	a	446,200
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	24,000,000	a	336,475
Japan Finance Organization for Municipalities,
Gov't. Gtd. Notes	JPY	1.35	11/26/13	11,000,000	a	143,013
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	1,366,150,000	a	17,674,020
Japanese Government,
Sr. Unscd. Bonds, Ser. 106	JPY	2.20	9/20/28	1,288,000,000	a	18,439,610
Japanese Government,
Sr. Unscd. Bonds, Ser. 25	JPY	2.30	12/20/36	1,253,700,000		17,820,818
Japanese Government,
Sr. Unscd. Bonds, Ser. 313	JPY	1.30	3/20/21	1,200,000,000		16,218,163
Japanese Government,
Sr. Unscd. Bonds, Ser. 58	JPY	1.90	9/20/22	1,260,000,000		17,821,617
Japanese Government,
Sr. Unscd. Bonds, Ser. 108	JPY	1.90	12/20/28	1,315,000,000		18,021,753
Japanese Government,
Sr. Unscd. Bonds, Ser. 121	JPY	1.90	9/20/30	1,330,000,000		18,025,079
Japanese Government,
Sr. Unscd. Bonds, Ser. 79	JPY	2.00	6/20/25	625,000,000		8,871,608
Japanese Government,

Sr. Unscd. Bonds, Ser. 35	JPY	2.00	9/20/41	1,350,000,000		17,922,384
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000	a,e	2,841,288
						154,582,028
Lithuania--.3%
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	3,405,000	c	4,052,801
Malaysia--.3%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0409	MYR	3.74	2/27/15	15,250,000	a	4,956,871
Mexico--1.7%
Comision Federal de Eletricidad,
Sr. Unscd. Notes		5.75	2/14/42	3,725,000	c	4,246,500
Mexican Government,
Bonds, Cl. M	MXN	6.50	6/10/21	87,550,000		7,265,712
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	119,800,000	a	11,416,381
Petroleos Mexicanos,
Gtd. Notes		6.50	6/2/41	3,340,000	c	4,241,800
						27,170,393
Netherlands--3.0%
ABN Amro Bank,
Sr. Unscd. Notes		4.25	2/2/17	7,300,000	b,c	7,731,430
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	1,300,000	a	1,781,763
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	3,850,000	a,c	5,092,342
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	580,000	a	757,748
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	620,000	a	922,584
ELM,
Sub. Notes,	EUR	5.25	5/29/49	7,300,000	d	7,960,264
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	900,000	a,b	1,149,292
ING Bank,
Covered Notes	EUR	3.63	8/31/21	1,905,000		2,619,334
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	3,225,000		3,515,250
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	5,100,000	a	6,779,836
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	3,200,000	a	3,710,719
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	1,350,000	a	2,141,101
Ziggo Bond,
Sr. Unscd. Notes	EUR	8.00	5/15/18	2,590,000	a,c	3,489,492
						47,651,155
Norway--1.2%
DNB Boligkreditt,
Covered Bonds		2.90	3/29/17	4,470,000	c	4,713,807
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	4,920,000	a	6,662,425
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	16,000,000	a	3,097,524
Statoil,
Gtd. Notes		4.25	11/23/41	4,895,000		5,588,715
						20,062,471
Peru--1.0%

Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	2,355,000	c	2,566,950
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	31,234,000	a,c	14,102,877
						16,669,827
Philippines--.5%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	22,000,000	a	569,563
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	291,000,000	a	7,937,591
						8,507,154
Poland--.5%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	7,120,000		8,188,000
Slovakia--3.4%
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	23,905,000	c	24,741,675
Slovakian Government,
Bonds, Ser. 213	EUR	3.50	2/24/16	10,990,000	a	14,429,496
Slovakian Government,
Sr. Unsub. Notes,	EUR	4.00	3/26/21	6,070,000	a	7,861,566
Slovakian Government,
Sr. Unscd. Notes	EUR	4.38	1/21/15	6,380,000	a	8,456,793
						55,489,530
South Africa--1.8%
South African Government,
Sr. Unscd. Notes		4.67	1/17/24	3,625,000		4,105,312
South African Government,
Bonds, Ser. R213,	ZAR	7.00	2/28/31	194,035,000		21,599,174
Transnet SOC,
Sr. Unscd. Notes		4.00	7/26/22	3,410,000	b,c	3,410,000
						29,114,486
South Korea--.6%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000	a	127,150
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	9,560,000		9,488,396
						9,615,546
Spain--2.5%
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	10,500,000	a	12,802,884
Spanish Government,
Sr. Unsub. Bonds	EUR	4.10	7/30/18	24,975,000	a	27,218,491
						40,021,375
Supranational--1.0%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	25,000,000	a	3,924,474
Corp. Andina De Fomento,
Sr. Unscd. Notes		4.38	6/15/22	7,140,000		7,761,066
Corp. Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	3,835,000		4,024,967
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000	a	520,156
						16,230,663
Sweden--1.8%
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000	a	4,768,484
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	84,850,000	a	13,423,372

Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	57,170,000	a	10,051,005
						28,242,861
Switzerland--.8%
Credit Suisse,
Covered Bonds		2.60	5/27/16	5,135,000	c	5,360,837
Credit Suisse,
Covered Notes	EUR	2.13	1/18/17	5,600,000	a	7,229,108
						12,589,945
United Kingdom--16.5%
Abbey National Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	5,400,000	a	7,167,242
ArcelorMittal,
Sr. Unscd. Notes		6.25	2/25/22	3,740,000	b	3,754,489
ArcelorMittal,
Sr. Unscd. Notes	EUR	4.63	11/17/17	1,685,000	a	2,178,208
Arkle Master Issuer,
Ser. 2010-2A, Cl. 2A	EUR	2.19	5/17/60	2,600,000 a,c,d		3,250,278
Arkle Master Issuer,
Ser. 2012-1A, Cl.2A4	GBP	2.76	5/17/60	2,895,000 a,c,d		4,605,874
Arran Residential Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	1.89	11/19/47	2,667,315 a,c,d		3,293,951
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	5,505,000		6,986,840
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	1,655,000		1,725,712
BP Capital Markets,
Gtd. Notes		3.56	11/1/21	4,705,000		5,194,372
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	1.78	10/18/54	10,493,654 a,c,d		13,036,383
Fosse Master Issuer,
Ser. 2011-1A, Cl. A2		1.86	10/18/54	2,916,221	c,d	2,942,502
GlaxoSmithKline Capital,
Gtd. Notes		0.75	5/8/15	7,535,000		7,573,165
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	1.00	2/15/17	4,785,000 a,c,d		5,895,834
Gracechurch Mortgage Financing,
Ser. 2011-1A, Cl. 2A1		2.02	11/20/56	12,900,000	c,d	13,050,646
Holmes Master Issuer,
Ser. 2011-3A, Cl. A3	EUR	1.90	10/15/54	5,560,000	c,d	6,912,778
Holmes Master Issuer,
Ser. 2012-1A, Cl. A4	GBP	2.77	10/15/54	8,650,000 a,c,d		13,744,620
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.86	10/15/54	7,185,000	c,d	7,234,720
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	2,435,000	c	2,483,700
Ineos Finance,
Sr. Scd. Bonds		8.38	2/15/19	680,000	c	706,350
Lloyds TSB Bank,
Gtd. Notes		4.20	3/28/17	3,700,000		3,863,203
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	4,500,000	a	5,881,604
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	1,500,000	a	2,082,461
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	1,315,000	a	1,919,178
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	5,405,000	a	7,055,130
Paragon Mortgages,

Ser. 14A, Cl. A2C		0.67	9/15/39	8,380,382	c,d	6,523,608
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	1,745,000	a	2,280,612
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	6,350,000	a	8,746,107
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	4.75	5/18/16	2,250,000		2,968,697
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	3,660,000	d	3,944,539
SABMiller Holdings,
Gtd. Notes		4.95	1/15/42	3,625,000	c	4,370,858
Silverstone Master Issuer,
Ser. 2011-1A, Cl. 1A		2.00	1/21/55	5,650,000	c,d	5,709,754
United Kingdom Gilt,
Bonds	GBP	3.75	9/7/21	4,700,000	a	8,856,422
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	22,590,000	a	44,872,222
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	7,590,000		15,103,876
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/18	10,075,000		19,567,933
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	4,835,000	a	10,689,677
						266,173,545
United States--13.5%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	512,227		513,815
Ally Financial,
Gtd. Notes		4.50	2/11/14	990,000		1,023,412
Ally Financial,
Gtd. Notes		5.50	2/15/17	5,440,000		5,672,881
Ally Master Owner Trust,
Ser. 2011-5, Cl. A,		0.90	6/15/15	5,965,000	d	5,982,102
Altria Group,
Gtd. Notes		10.20	2/6/39	460,000		799,448
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	3,755,000		4,005,428
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	1,390,000		1,669,188
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	6,925,000	b	7,236,556
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000	a	486,783
Burlington North Santa Fe,
Sr. Unscd. Notes		5.05	3/1/41	1,000,000		1,159,955
Cargill,
Sr. Unscd. Notes		3.25	11/15/21	4,015,000	c	4,190,110
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	2,900,000		2,921,363
CIT Group,
Sr. Unscd. Notes		4.25	8/15/17	2,980,000		2,980,000
CIT Group,
Sr. Unscd. Notes		5.00	5/15/17	3,625,000		3,790,391
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	7,140,000		7,199,505
Citigroup,
Sr. Unscd. Notes		4.50	1/14/22	5,275,000		5,559,264
Comcast,
Gtd. Notes		5.90	3/15/16	950,000		1,104,179

Comcast,
Gtd. Notes		4.65	7/15/42	3,750,000		4,127,782
CVS Pass-Through Trust,
Pass Thru Certificates Notes		6.04	12/10/28	2,191,160		2,518,423
Diageo Investment,
Gtd. Notes		4.25	5/11/42	6,295,000		7,195,267
DIRECTV Holdings,
Gtd. Notes		5.00	3/1/21	3,700,000		4,245,373
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	181,000		200,417
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	1,920,000		2,272,808
Express Scripts,
Gtd. Notes		2.10	2/12/15	3,655,000	c	3,709,587
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	3,410,000		3,398,917
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	4,675,000		4,843,487
General Electric Capital,
Sub. Notes		5.30	2/11/21	1,950,000		2,238,432
Goldman Sachs Group,
Sr. Unscd. Notes		5.75	1/24/22	4,800,000		5,252,827
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	3,695,000	c	4,005,624
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	3,100,000	c	3,281,158
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2007-CB20, Cl. AM		5.88	2/12/51	3,640,000	d	3,951,125
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.35	8/15/21	3,170,000		3,478,777
JPMorgan Chase & Co.,
Sub. Notes	EUR	4.38	11/30/21	2,900,000	a,d	3,409,575
Kraft Foods,
Sr. Unscd. Notes		5.38	2/10/20	3,150,000		3,802,047
Lamar Media,
Gtd. Notes		5.88	2/1/22	2,325,000	c	2,464,500
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	745,000	a	971,651
Liberty Mutual Group,
Gtd. Notes		4.95	5/1/22	3,030,000	c	3,108,744
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	1,875,000		2,294,044
Macy's Retail Holdings,
Gtd. Notes		5.13	1/15/42	1,435,000		1,585,517
Metropolitan Life Global Funding I,
Sr. Scd. Notes		2.00	1/9/15	3,485,000	c	3,549,302
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	3,570,000	b	3,596,775
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	3,725,000		3,771,041
NBCUniversal Media,
Sr. Unscd. Notes		4.38	4/1/21	655,000		741,639
Peabody Energy,
Gtd. Notes		6.00	11/15/18	3,305,000	c	3,321,525
Peabody Energy,
Gtd. Notes		6.25	11/15/21	1,570,000	b,c	1,558,225
PepsiCo,
Sr. Unscd. Notes		0.80	8/25/14	3,900,000		3,927,643
Philip Morris International,

Sr. Unscd. Notes		2.90	11/15/21	3,885,000		4,097,094
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	2,075,000		2,425,669
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	1,100,000		1,256,029
Puget Energy,
Sr. Scd. Notes,		6.00	9/1/21	980,000		1,085,820
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	805,000		1,032,488
Santander Drive Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.84	11/17/14	2,475,941		2,501,172
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B		2.72	5/15/16	1,215,000		1,239,169
Sempra Energy,
Sr. Unscd. Notes		1.23	3/15/14	4,065,000	d	4,067,402
SLM,
Sr. Unscd. Notes		7.25	1/25/22	4,930,000		5,304,231
Time Warner
Gtd. Notes		5.38	10/15/41	1,920,000		2,210,298
Time Warner Cable,
Gtd. Notes		4.00	9/1/21	1,950,000		2,152,024
U.S. Treasury Notes		0.63	7/15/14	11,765,000		11,856,920
Unit,
Gtd. Notes		6.63	5/15/21	3,955,000	b,c	3,945,112
UnitedHealth Group,
Sr. Unscd. Notes		2.88	3/15/22	3,905,000		4,061,438
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	3,175,000	c	3,317,875
Ventas Realty,
Gtd. Notes		4.25	3/1/22	1,625,000		1,751,469
Verizon Communications,
Sr. Unscd. Notes		4.75	11/1/41	2,055,000		2,428,198
Weatherford International,
Gtd. Notes		6.75	9/15/40	1,925,000		2,228,915
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	6,025,000		6,343,861
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	510,000	a	687,047
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	2,595,000	c	2,686,360
Xerox,
Sr. Unscd. Notes		1.29	5/16/14	1,070,000	d	1,066,998
						216,862,201
Total Bonds And Notes
(cost $1,520,021,553)						1,566,878,725
				Principal
Short-Term Investments--1.0%				Amount ($)		Value ($)
U.S. Treasury Bills;
0.11%, 8/16/12
(cost $16,183,249)				16,184,000	[f]	16,183,249

Other Investment--.7%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,733,483)				11,733,483	[g]	11,733,483

Investment of Cash Collateral for Securities Loaned--2.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund

(cost $36,416,374)	36,416,374[g]	36,416,374
Total Investments (cost $1,584,354,659)	101.3%	1,631,211,831
Liabilities, Less Cash and Receivables	(1.3%)	(20,610,754)
Net Assets	100.0%	1,610,601,077

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
CNY--Chinese Yuan Renminbi
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NOK--Norwegian Krone
PEN--Peruvian New Sol
PHP--Philippine Peso
SEK--Swedish Krona
ZAR--South African Rand
b	Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan was $36,676,901 and the value of the collateral held by the fund was $40,895,161, consisting of cash collateral of $36,416,375 and
U.S. Government and agency securities valued at $4,478,786.
c	Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities were valued at $338,310,534 or 21.0% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Held by or on behalf of a counterparty for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $46,857,172 of which $67,887,753 related to appreciated investment securities and $21,030,581 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Non-U.S. Government	59.1
Securitized	16.6
Corporate-Investment Grade	15.9
Corporate-High Yield	5.0
Cash & Equivalents	3.0
U.S. Government	1.7
101.3

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
8/29/2012	a	1,005,000	1,029,120	1,053,072	23,952

Brazilian Real,
Expiring
8/29/2012	a	7,810,000	3,804,231	3,789,982	(14,249)

Euro,
Expiring
8/2/2012	b	13,408,942	16,579,660	16,498,439	(81,221)

Japanese Yen,
Expiring:
8/29/2012	a	6,248,360,000	79,715,754	80,004,328	288,574
8/29/2012	c	4,957,020,000	63,224,070	63,469,944	245,874
8/29/2012	d	7,176,010,000	91,467,739	91,882,008	414,269
8/29/2012	e	4,626,400,000	59,040,327	59,236,668	196,341

Malaysian Ringgit,
Expiring
8/29/2012	f	15,560,000	4,883,560	4,960,328	76,768

New Zeland Dollar,
Expiring
8/29/2012	a	4,050,000	3,187,471	3,273,050	85,579

Polish Zloty,
Expiring
8/29/2012	g	26,215,000	7,525,045	7,816,910	291,865

Singapore Dollar,
Expiring
8/29/2012	a	71,970,000	57,028,526	57,834,636	806,110

South African Rand,
Expiring
8/29/2012	g	30,330,000	3,574,079	3,648,917	74,838

South Korean Won,
Expiring
8/29/2012	g	82,292,150,000	71,322,098	72,623,290	1,301,192

Swedish Krona,
Expiring
8/29/2012	e	23,490,000	3,366,390	3,449,634	83,244

Swiss Franc,
Expiring
8/29/2012	e	18,950,000	19,146,442	19,423,649	277,207

Sales:			Proceeds ($)
British Pound,
Expiring
8/29/2012	c	14,400,000	22,311,360	22,576,548	(265,188)

Canadian Dollar,
Expiring
8/29/2012	g	56,275,000	55,284,981	56,077,291	(792,310)

Euro,
Expiring:
8/2/2012	b	12,942,143	15,845,195	15,924,087	(78,892)
8/29/2012	b	5,840,000	7,222,941	7,188,042	34,899

Mexcian New Peso,
Expiring
8/29/2012	h	266,670,000	19,483,323	19,993,122	(509,799)

Peruvian New Sol,
Expiring
8/29/2012	f	30,890,000	11,660,343	11,728,591	(68,248)

Gross Unrealized Appreciation					4,200,712
Gross Unrealized Depreciation					(1,809,907)

Counterparties:
a	Goldman Sachs
b	Royal Bank of Scotland
c	Barclays Capital
d Merrill Lynch
e	Morgan Stanley
f	Citigroup
g Credit Suisse First Boston
h	JPMorgan Chase & Co.

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2012($)

Financial Futures Long
Euro-Bond	20	3,557,595	September 2012	6,838
Japanese 10 Year Bond	102	188,019,456	September 2012	1,069,848
Long Gilt	147	28,089,994	September 2012	106,802

Financial Futures Short
Euro-Bobl	95	(14,932,512)	September 2012	(174,831)
U.S. Treasury 5 Year Notes	844	(105,315,375)	September 2012	(518,610)
U.S. Treasury 10 Year Notes	1,841	(247,902,156)	September 2012	(1,916,672)
U.S. Treasury 30 Year Bonds	155	(23,409,844)	September 2012	(136,435)
U.S. Treasury Ultra 30 Year Bonds	103	(17,767,500)	September 2012	(299,696)

Gross Unrealized Appreciation				1,183,488
Gross Unrealized Depreciation				(3,046,244)

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Expiration	Value	(Depreciation) ($)
17,345,000	USD - 6 Month Libor	Citibank	(3.68)	5/5/2020	(3,221,198)	(3,221,198)
42,200,000	EUR - 1 Year Libor	JP Morgan	1.91	11/4/2016	2,793,038	2,793,038

EUR--Euro

Gross Unrealized Appreciation						2,793,038
Gross Unrealized Depreciation						(3,221,198)

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	91,632,465	-	91,632,465
Commercial Mortgage-Backed	-	3,951,125	-	3,951,125
Corporate Bonds+	-	486,334,177	-	486,334,177
Foreign Government	-	892,798,924	-	892,798,924
Mutual Funds	48,149,857	-	-	48,149,857
Residential Mortgage-Backed	-	80,305,114	-	80,305,114
U.S. Treasury	-	28,040,169	-	28,040,169
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	4,200,712	-	4,200,712
Financial Futures++	1,183,488	-	-	1,183,488
Swaps++	-	2,793,038	-	2,793,038
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,809,907)	-	(1,809,907)
Financial Futures++	(3,046,244)	-	-	(3,046,244)
Swaps++	-	(3,221,198)	-	(3,221,198)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy. The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees. Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2012, the value of the collateral was 99.1% of the securitieson loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	September 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)